RESTRUCTURING COSTS - Restructuring Costs (Q1) (Details) $ in Thousands	3 Months Ended
Mar. 31, 2021 USD ($)
Restructuring Reserve [Roll Forward]
Beginning balance at December 31, 2020	$ 3,653
Valuation adjustments	(351)
Lease payments	(383)
Lease accretion	47
Ending balance at March 31, 2021	$ 2,966